PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 115,489
Balance, end of period	124,268	$ 115,489
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	103,008
Balance, end of period	112,314	103,008
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	31,074
Balance, end of period	34,930	31,074
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(18,593)
Balance, end of period	(22,976)	(18,593)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	38,655
Balance, end of period	37,293	38,655
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	39,769	31,212
Additions, net of disposals and assets reclassified as held for sale	2,328	(1,362)
Acquisitions through business combinations	161	10,179
Foreign currency translation	(2,818)	(260)
Balance, end of period	39,440	39,769
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,077	4,626
Dispositions and assets reclassified as held for sale	0	1,643
Fair value changes	406	172
Foreign currency translation	(232)	(78)
Balance, end of period	3,251	3,077
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(4,191)	(3,671)
Depreciation expenses	(1,596)	(1,526)
Dispositions and assets reclassified as held for sale	(82)	(946)
Foreign currency translation	307	60
Balance, end of period	(5,398)	(4,191)
Utilities [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,936
Balance, end of period	7,460	7,936
Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,582	9,306
Additions, net of disposals and assets reclassified as held for sale	345	(1,788)
Acquisitions through business combinations	108	180
Foreign currency translation	(743)	(116)
Balance, end of period	7,292	7,582
Utilities [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,626	2,917
Dispositions and assets reclassified as held for sale	0	1,399
Fair value changes	176	134
Foreign currency translation	(178)	(26)
Balance, end of period	1,624	1,626
Utilities [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,272)	(1,613)
Depreciation expenses	(326)	(352)
Dispositions and assets reclassified as held for sale	(21)	(682)
Foreign currency translation	121	11
Balance, end of period	(1,456)	(1,272)
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,376
Balance, end of period	8,349	8,376
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,999	8,698
Additions, net of disposals and assets reclassified as held for sale	642	312
Acquisitions through business combinations	0	134
Foreign currency translation	(356)	(145)
Balance, end of period	9,285	8,999
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,045	1,047
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	112	48
Foreign currency translation	(53)	(50)
Balance, end of period	1,104	1,045
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,668)	(1,404)
Depreciation expenses	(468)	(481)
Dispositions and assets reclassified as held for sale	(9)	(161)
Foreign currency translation	87	56
Balance, end of period	(2,040)	(1,668)
Midstream [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,648
Balance, end of period	14,220	14,648
Midstream [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,862	4,321
Additions, net of disposals and assets reclassified as held for sale	780	511
Acquisitions through business combinations	0	9,865
Foreign currency translation	(963)	165
Balance, end of period	14,679	14,862
Midstream [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	408	338
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	118	70
Foreign currency translation	(3)	0
Balance, end of period	523	408
Midstream [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(622)	(356)
Depreciation expenses	(418)	(270)
Dispositions and assets reclassified as held for sale	(11)	(20)
Foreign currency translation	47	(16)
Balance, end of period	(982)	(622)
Data [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,695
Balance, end of period	7,264	7,695
Data [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,324	8,593
Additions, net of disposals and assets reclassified as held for sale	561	(103)
Acquisitions through business combinations	53	0
Foreign currency translation	(754)	(166)
Balance, end of period	8,184	8,324
Data [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	0	0
Foreign currency translation	0	0
Balance, end of period	0	0
Data [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(629)	(263)
Depreciation expenses	(384)	(419)
Dispositions and assets reclassified as held for sale	(41)	(45)
Foreign currency translation	52	8
Balance, end of period	(920)	(629)
Sustainable Resources [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0
Balance, end of period	0	0
Sustainable Resources [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2	294
Additions, net of disposals and assets reclassified as held for sale	0	(294)
Acquisitions through business combinations	0	0
Foreign currency translation	(2)	2
Balance, end of period	0	2
Sustainable Resources [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(2)	324
Dispositions and assets reclassified as held for sale	0	244
Fair value changes	0	(80)
Foreign currency translation	2	(2)
Balance, end of period	0	(2)
Sustainable Resources [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	(35)
Depreciation expenses	0	(4)
Dispositions and assets reclassified as held for sale	0	(38)
Foreign currency translation	0	1
Balance, end of period	$ 0	$ 0